Finance income and costs (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Interest income	€ 1,600,000	€ 0	€ 2,700,000	€ 0
Reversal of impairment loss on short term investments	300,000	0	300,000	0
Net foreign exchange gains on translation of financial assets and liabilities	0	2,700,000	0	3,600,000
Total finance income	1,900,000	2,700,000	3,000,000.0	3,600,000
Interest expense (a)	(22,300,000)	(14,400,000)	(43,800,000)	(28,700,000)
Net foreign exchange losses arising on translation of financial assets and liabilities	(8,000,000.0)	0	(13,800,000)	0
Net pension interest costs	(1,100,000)	(700,000)	(2,200,000)	(1,400,000)
Other finance cost	3,700,000	0	3,700,000	0
Amortization of debt discounts and borrowing costs	(1,600,000)	(500,000)	(3,200,000)	(1,000,000.0)
Net fair value losses on derivatives held at fair value through profit or loss	(500,000)	(3,200,000)	(600,000)	(3,200,000)
Total finance costs	(37,200,000)	(18,800,000)	(67,300,000)	(34,300,000)
Net financing costs	€ (35,300,000)	€ (16,100,000)	€ (64,300,000)	€ (30,700,000)